Investment in Affiliate - Schedule of Activity in the Investment in Scisparc U.S Account (Details) - USD ($) $ in Thousands	6 Months Ended	10 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Schedule of Activity in the Investment in Scisparc U.S Account [Abstract]
Balance at beginning	$ 1,940
Purchase on February 23, 2023		3,189
Equity losses	(1,186)	(1,249)
Balance at ending	$ 754	$ 1,940